1. ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Organization and basis of Presentation
Line of credit collateral used	$ 25,540,000		$ 25,540,000		$ 23,715,000
Allowance for doubtful accounts	9,000		9,000		24,000
Bad debt recovery	$ 15,000	$ 45,000	$ 15,000	$ 185,000	$ 218,000	$ 184,000